Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Share Subscription Receivables	Additional Paid-in Capital	Retained Earnings Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2018		$ 9,000	$ (847,086)	$ 4,115,638	$ 537,874	$ 4,820,640	$ (131,035)	$ 8,505,031
BALANCE (in Shares) at Dec. 31, 2018	[1]	9,000,000
Net income (loss) for the year						1,642,794		1,642,794
Foreign currency translation adjustment							(121,195)	(121,195)
Appropriation to statutory reserves					222,601	(222,601)
BALANCE at Dec. 31, 2019		$ 9,000	(847,086)	4,115,638	760,475	6,240,833	(252,230)	10,026,630
BALANCE (in Shares) at Dec. 31, 2019	[1]	9,000,000
Issuance of shares through initial public offering		$ 3,354		10,955,449				10,958,803
Issuance of shares through initial public offering (in Shares)	[1]	3,354,040
Capitalization of listing expenses				(1,246,267)				(1,246,267)
Net income (loss) for the year						782,296		782,296
Foreign currency translation adjustment							752,828	752,828
Appropriation to statutory reserves					117,411	(117,411)
BALANCE at Dec. 31, 2020		$ 12,354	(847,086)	13,824,820	877,886	6,905,718	500,598	21,274,290
BALANCE (in Shares) at Dec. 31, 2020	[1]	12,354,040
Issuance of shares		$ 6,780		27,967,251				27,974,031
Issuance of shares (in Shares)	[1]	6,780,237
Net income (loss) for the year						(938,413)		(938,413)
Foreign currency translation adjustment							(640,974)	(640,974)
Appropriation to statutory reserves					38,262	(38,262)
BALANCE at Dec. 31, 2021		$ 19,134	$ (847,086)	$ 41,792,071	$ 916,148	$ 5,929,043	$ (140,376)	$ 47,668,934
BALANCE (in Shares) at Dec. 31, 2021	[1]	19,134,277

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.